Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Other investments	$ 122	$ 155
Total Assets	193	212
Liabilities
Total Liabilities	(121)	(99)
Energy contracts subject to regulatory deferral
Assets
Derivative asset	45	41
Liabilities
Derivative liability	(115)	(89)
Energy contracts not subject to regulatory deferral
Assets
Derivative asset	19	16
Liabilities
Derivative liability	(6)	(1)
Total return swaps
Assets
Derivative asset	7
Foreign exchange contracts, interest rate and total return swaps
Liabilities
Derivative liability		(9)
Level 1
Assets
Other investments	122	155
Total Assets	129	155
Liabilities
Total Liabilities	0	(8)
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Total return swaps
Assets
Derivative asset	7
Level 1 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Derivative liability		(8)
Level 2
Assets
Other investments	0	0
Total Assets	49	46
Liabilities
Total Liabilities	(102)	(88)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	37	33
Liabilities
Derivative liability	(96)	(86)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	12	13
Liabilities
Derivative liability	(6)	(1)
Level 2 | Total return swaps
Assets
Derivative asset	0
Level 2 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Derivative liability		(1)
Level 3
Assets
Other investments	0	0
Total Assets	15	11
Liabilities
Total Liabilities	(19)	(3)
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	8	8
Liabilities
Derivative liability	(19)	(3)
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	7	3
Liabilities
Derivative liability	0	0
Level 3 | Total return swaps
Assets
Derivative asset	$ 0
Level 3 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Derivative liability		$ 0